TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deferred tax liabilities

	Year ended December 31,
	2023	2022
Gross deferred tax assets:
Employee benefits	$78	$46
Lease liabilities	6	—
Other temporary differences	787	288

Gross deferred tax assets	871	334

Gross deferred tax liabilities:
Property, plant and equipment	(36)	(58)
Right-of-use assets	(7)	—

Gross deferred tax liabilities	(43)	(58)

Deferred tax assets, net	$828	$276

Schedule of reconciliation between the tax expense profit loss

	Year ended December 31,
	2023	2022	2021
Loss before taxes on income	$(3,946)	$(13,034)	$(6,419)

Statutory federal income tax rate	21%	21%	21%

Tax (tax benefit) computed at the statutory tax rate	$(829)	$(2,737)	$(1,348)

Unrecognized temporary differences	(47)	140	(295)
Increase in unrecognized tax losses in the year	1,070	2,889	1,485
Tax adjustment in respect of different tax rates	44	21	21
Taxes in respect of previous years	5	—	137
Non-deductible expenses and other differences	8	2	43

	$251	$315	$43

Schedule of income tax benefits

	Year ended December 31,
	2023	2022	2021
Current taxes	$798	$133	$364
Deferred taxes	(552)	182	(458)
Taxes in respect of previous years	5	—	137

	$251	$315	$43